INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The consolidated inventories at September 30, 2014 and December 31, 2013 consist of the following:

	September 30, 2014	December 31, 2013
Work in process and related capitalized costs	$1,794,818	$878,956
Deposits on dispensing machines	336,583	138,423
Vaporizers and accessories	164,030	193,575
Dispensing machines	171,466	58,500
Total inventory, net	$2,466,897	$1,269,454
The consolidated inventories at December 31, 2013 and 2012 consist of:

	2013	2012
Work in process and related capitalized costs	$878,956	$275,000
Deposits on dispensing machines	138,423	82,754
Vaporizers and accessories	193,575	-
Dispensing machines	58,500	58,500
Total inventory	$1,269,454	$416,254